Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2023 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 43,471,874
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,820,667
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	23,430,643
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,197,635
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 22,929